Corporate debt, Breakdown of corporate debt (Details) $ in Thousands, € in Millions	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 04, 2020 USD ($)	Dec. 04, 2020 EUR (€)
Corporate debt [Abstract]
Non-current	$ 934,795	$ 995,190
Current	20,745	27,881
Total Corporate Debt	$ 955,540	$ 1,023,071	$ 4,900	€ 5